UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		05/14/2009
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: 847,760,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
American International Group Inc		UNIT 99/99/9999		026874115	103,077 	19,088,400 	x				 				19,088,400
Bank of America Corp				COM			060505104	324,291 	47,550,000 	x				 				47,550,000
Brunswick Corp					COM			117043109	6,144 		1,780,767 	x				 				1,780,767
Capital One Financial Corp			COM			14040H105	12,240 		1,000,000 	x				 				1,000,000
Conseco Inc					COM NEW			208464883	1,428 		1,552,094 	x				 				1,552,094
Dana Holding Corp				COM			235825205	84 		181,636 	x				 				181,636
Dillards Inc-Cl A				CL A			254067101	2,708 		475,106 	x				 				475,106
E-Trade Financial Corp				COM			269246104	7,440 		6,000,000 	x				 				6,000,000
Fifth Third Bancorp				COM			316773100	63,801 		21,849,728 	x				 				21,849,728
Fifth Third Bancorp				CNV PFD DEP1/250	316773209	7,334 		178,000 	x				 				178,000
General Motors Corp				DEB SR CONV B		370442733	28,605 		11,261,700 	x				 				11,261,700
General Motors Corp				DEB SR CV C 33		370442717	1,157 		455,570 	x				 				455,570
Goodyear Tire & Rubber Co.			COM			382550101	14,398 		2,300,000 	x				 				2,300,000
NRG Energy Inc					COM NEW			629377508	31 		1,786 		x				 				1,786
Office Depot Inc				COM			676220106	1,648 		1,258,344 	x				 				1,258,344
OfficeMax Inc					COM			67622P101	1,404 		449,852 	x				 				449,852
Owens Corning					*W EXP 10/30/201	690742127	5 		10,644 		x				 				10,644
PHH Corp					COM NEW			693320202	5,883 		418,703 	x				 				418,703
Rite Aid Corp 					COM			767754104	3,915 		10,876,243 	x				 				10,876,243
Royal Bk Scotland Group PLC			SPON ADR F		780097804	293 		43,119 		x				 				43,119
Royal Bk Scotland Group PLC			SPON ADR SER H		780097879	426 		67,915 		x				 				67,915
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788	823 		152,215 	x				 				152,215
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796	173 		30,100 		x				 				30,100
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770	257 		45,807 		x				 				45,807
Royal Bk Scotland Group PLC			ADR PFD SER P		780097762	159 		28,700 		x				 				28,700
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754	154 		25,937 		x				 				25,937
Royal Bk Scotland Group PLC			ADR PREF SHS R		780097747	142 		25,763 		x				 				25,763
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739	279 		48,193 		x				 				48,193
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713	208 		33,345 		x				 				33,345
Suntrust Banks Inc				COM			867914103	59,287 		5,050,000 	x				 				5,050,000
Valassis Communications Inc			COM			918866104	2,909 		1,852,706 	x				 				1,852,706
Virgin Media Inc				*W EXP 99/99/999	92769L119	9 		237,059 	x				 				237,059
Wells Fargo & Co				PERP PFD CNV A		949746804	189,593 	395,819 	x				 				395,819
XL Capital Ltd Cl A				CL A			G98255105	7,454 		1,365,290 	x				 				1,365,290
